Property and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Short-term leases	$ 2,708	$ 1,740	$ 1,549
Cash outflow for leases	8,666	6,615	6,084
Additions, right-of-use assets	10,391	3,485	5,786
Additions, lease liabilities	$ 10,160	$ 3,427	$ 5,821